Convertible debentures, Embedded Derivative Liabilities (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024	Jul. 31, 2023
Embedded Derivative Liabilities [Abstract]
Balance beginning period			$ 919,250
Change in fair value of derivative liabilities	$ 0	$ 49,500	(719,000)	$ 50,700
Balance end period	72,500		72,500		$ 919,250
Related Party [Member]
Embedded Derivative Liabilities [Abstract]
Balance beginning period			919,250	0	0
Derivative liability component of certain issued convertible debentures			138,250		73,550
Change in fair value of derivative liabilities			(719,000)		845,700
Balance end period	$ 72,500		72,500		919,250	$ 0
Transaction costs					36,484
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]
Embedded Derivative Liabilities [Abstract]
Transaction costs					40,227
Host financial liability					36,484
Embedded derivative					3,743
DevvStream Holdings, Inc. [Member]
Embedded Derivative Liabilities [Abstract]
Balance beginning period			919,250	0	0
Change in fair value of derivative liabilities					845,700	0
Balance end period					919,250	0
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member]
Embedded Derivative Liabilities [Abstract]
Balance beginning period			$ 919,250	$ 0	0
Derivative liability component of certain issued convertible debentures					73,550
Change in fair value of derivative liabilities					845,700
Balance end period					919,250	$ 0
Transaction costs					36,484
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]
Embedded Derivative Liabilities [Abstract]
Transaction costs					40,227
Host financial liability					36,484
Embedded derivative					$ 3,743